Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000243703 | China Merchants Bank Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000243703 | Contemporary Amperex Technology Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.40%
C000243703 | China Yangtze Power Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243703 | Kweichow Moutai Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000243703 | BYD Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000243703 | Sieyuan Electric Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000243703 | Luxshare Precision Industry Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000243703 | State Street Institutional U.S. Government Money Market FundPremier
Holdings [Line Items]
Percent of Total Investments	2.20%
C000243703 | BeiGene Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243703 | Satellite Chemical Co. Ltd.A
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243703 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	21.40%
C000243703 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000243703 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	14.00%
C000243703 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.70%
C000243703 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.80%
C000243703 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000243703 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	5.50%
C000243703 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000243703 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000243703 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000243703 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.40%
C000243703 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251139 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000251139 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.70%
C000251139 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000251139 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000251139 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.20%
C000251139 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	1.90%
C000251139 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000251139 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000251139 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000251139 | Aon PLCA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000251139 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.90%
C000251139 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.20%
C000251139 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000251139 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000251139 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000251139 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.50%
C000251139 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.60%
C000251139 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000251139 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000251139 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.20%
C000251139 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000251139 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000251139 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000234392 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	10.40%
C000234392 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000234392 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	7.50%
C000234392 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000234392 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.30%
C000234392 | DraftKings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234392 | Nova Ltd.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234392 | ServiceNow, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000234392 | Constellation Energy Corp.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234392 | Reddit, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234392 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	48.40%
C000234392 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	8.00%
C000234392 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000234392 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000234392 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000234392 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000234392 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	12.50%
C000234392 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000255686 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000255686 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.20%
C000255686 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000255686 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.70%
C000255686 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000255686 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000255686 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.30%
C000255686 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000255686 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.80%
C000255686 | MasterCard, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000255686 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.90%
C000255686 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000255686 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000255686 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	16.00%
C000255686 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000255686 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.60%
C000255686 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.70%
C000255686 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000255686 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000255686 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.20%
C000255686 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000252374 | Tokio Marine Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000252374 | Toyota Industries Corp.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000252374 | Mitsubishi Logistics Corp.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000252374 | Sanwa Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000252374 | Resorttrust, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252374 | SCSK Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252374 | Tokyu Fudosan Holdings Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252374 | Sony Group Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252374 | Resona Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000252374 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000252374 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	9.70%
C000252374 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000252374 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.00%
C000252374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	22.50%
C000252374 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000252374 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.10%
C000252374 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.60%
C000252374 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.40%
C000252374 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.00%
C000252374 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000234393 | Spotify Technology SA
Holdings [Line Items]
Percent of Total Investments	5.30%
C000234393 | DraftKings, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000234393 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234393 | Home Depot, Inc.
Holdings [Line Items]
Percent of Total Investments	4.90%
C000234393 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	4.60%
C000234393 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000234393 | EssilorLuxottica SA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234393 | Carnival Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000234393 | McDonald's Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234393 | Allstate Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000234393 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	3.20%
C000234393 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234393 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000234393 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	44.10%
C000234393 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	15.00%
C000234393 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.30%
C000234393 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	17.60%
C000234393 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000245650 | 1 to 3 years
Holdings [Line Items]
Percent of Total Investments	52.90%
C000245650 | Less than 1 year
Holdings [Line Items]
Percent of Total Investments	47.10%
C000248517 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000248517 | Chemed Corp.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000248517 | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000248517 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000248517 | Watsco, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000248517 | ITT, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000248517 | AptarGroup, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000248517 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000248517 | Fair Isaac Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000248517 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000248517 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.90%
C000248517 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000248517 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	33.70%
C000248517 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.50%
C000248517 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000248517 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000248517 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.70%
C000248517 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000248517 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	4.90%
C000248517 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.40%
C000248517 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000248517 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.60%